TRAVELERS CORPORATE OWNED
                                               VARIABLE UNIVERSAL LIFE INSURANCE
                                               SUPPLEMENT DATED JULY 15, 2002 TO
                                                THE PROSPECTUS DATED MAY 1, 2002

The following Investment Option is added to the "Summary of Features" subsection of the "Prospectus Summary" section:

LARGE CAP

Dreyfus Stock Index Fund -- Initial Shares

The following information supplements and revises the information in the "Underlying Fund Fees" subsection of the "Prospectus Summary" section:

                                           MANAGEMENT    DISTRIBUTION                      TOTAL ANNUAL
                                              FEE           AND/OR                           OPERATING
                                             (AFTER        SERVICE      OTHER EXPENSES        EXPENSES
FUNDING                                     EXPENSE          FEES       (AFTER EXPENSE     (AFTER EXPENSE
OPTIONS:                                  REIMBURSEMENT) (12b-1 FEES)   REIMBURSEMENT)     REIMBURSEMENT)
---------------                           -------------  -------------  ---------------  ------------------
Dreyfus Stock Index Fund -- Initial
     Shares............................      0.25%            --            0.01%               0.26%
DELAWARE VIP TRUST
   VIP REIT Series.....................      0.71%            --            0.14%               0.85%(4)
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class I
     Shares............................      0.31%**          --            0.02%               0.33%(11)

**The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On June 24, 2002, the shareholders of the Greenwich Street Fund:
Equity Index Portfolio approved a new Investment Advisory Agreement, which became effective immediately after the shareholder meeting. Under the new agreement, the management fee increased by 0.10%. Finally, the fund's Management eliminated the voluntary fee cap of 0.30%.

NOTES

(11) There were no fees waived or expenses reimbursed for these funds in 2001. Smith Barney Fund Management received an administrative fee, which is reflected in the management fee column.

The following information supplements and revises the information in "The Investment Options" table:

         FUNDING                           INVESTMENT                              INVESTMENT
          OPTION                            OBJECTIVE                          ADVISER/SUBADVISER
---------------------------  ----------------------------------------  ------------------------------------
Dreyfus Stock Index Fund     The fund seeks to match the total         The Dreyfus Corporation
- Initial Shares             return of the Standard & Poor's 500       Subadviser:  Mellon Equity
                             Composite Stock Price Index. To pursue    Associates
                             this goal, the fund generally invests
                             in all 500 stocks in the S&P 500 in
                             proportion to their weighting in the
                             index.
JANUS ASPEN SERIES
   Global Technology         Under normal circumstances, invests at    Janus Capital
     Portfolio - Service     least 80% of its net assets in
     Shares                  securities of companies that the
                             manager believes will benefit
                             significantly from advances or
                             improvements in technology. This
                             policy is implemented by investing
                             primarily in equity securities of U.S.
                             and foreign companies selected for
                             their growth potential.


The following table replaces the one found in the "Example of Policy Charges" section:

                                              TOTAL MONTHLY DEDUCTION FOR THE POLICY YEAR
                                   ------------------------------------------------------------------
                                                             COST OF
POLICY           CUMULATIVE               SALES             INSURANCE            ADMINISTRATIVE
YEAR              PREMIUMS                LOAD               CHARGES                CHARGES
---------  ---------------------  --------------------- ------------------- -------------------------
1.......          $25,000                $1,750                $497                   $60
2.......          $50,000                $1,750               $1,337                  $60
3.......          $75,000                $1,750               $1,430                  $60
5.......          $125,000               $1,750               $1,409                  $60
10......          $175,000                 $0                 $1,679                  $60

The following information replaces similar information in the "Illustrations" section:

After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6%, and 12% correspond to approximate net annual rates of -1.30%, 4.70% and 10.70%, respectively on a current basis for years 1-4; then approximate net annual rates of -1.10%, 4.90% and 10.90% in years 5-20, then approximate net annual rates of -0.90%, 5.10% and 11.10% thereafter. On a guaranteed basis the annual gross investment rates of 0%, 6.0% and 12% correspond to approximate net annual rates of -1.60%; 4.40% and 10.40% in all years.

                                      COLI
                       $25,000 ANNUAL PREMIUM FOR 7 YEARS
             $436,577 SPECIFIED AMOUNT, CASH VALUE ACCUMULATION TEST
                    MALE GUARANTEED ISSUE/NON-TOBACCO AGE 45
                     DEATH BENEFIT OPTION 1, CURRENT VALUES

                             0% HYPOTHETICAL                  6% HYPOTHETICAL                  12% HYPOTHETICAL
                     ------------------------------   ------------------------------  ------------------------------------
           PREMIUM
 POLICY    PLUS 5%   CONTRACT  SURRENDER    DEATH     CONTRACT  SURRENDER    DEATH     CONTRACT    SURRENDER      DEATH
  YEAR    INTEREST    VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT      VALUE       VALUE       BENEFIT
-------   --------   --------  ---------   --------   --------  ---------   --------  ----------   ---------   -----------
1.......    26,250     22,393     22,393    436,577     23,771     23,771    436,577      25,149      25,149       436,577
2.......    53,813     43,651     43,651    436,577     47,796     47,796    436,577      52,108      52,108       436,577
3.......    82,753     64,520     64,520    436,577     72,849     72,849    436,577      81,864      81,864       436,577
4.......   113,141     85,090     85,090    436,577     99,074     99,074    436,577     114,826     114,826       436,577
5.......   145,048    105,580    105,580    436,577    126,781    126,781    436,577     151,638     151,638       436,577
6.......   178,550    125,929    125,929    436,577    155,971    155,971    436,577     192,562     192,562       470,186
7.......   213,728    146,118    146,118    436,577    186,690    186,690    442,808     237,679     237,679       563,748
8.......   224,414    142,923    142,923    436,577    194,400    194,400    448,077     261,670     261,670       603,130
9.......   235,635    139,653    139,653    436,577    202,418    202,418    453,585     288,070     288,070       645,519
10......   247,417    136,301    136,301    436,577    210,757    210,757    459,350     317,123     317,123       691,178
11......   259,787    132,863    132,863    436,577    219,434    219,434    465,390     349,100     349,100       740,392
12......   272,777    129,265    129,265    436,577    228,409    228,409    471,590     384,202     384,202       793,251
13......   286,416    125,492    125,492    436,577    237,691    237,691    477,951     422,729     422,729       850,026
14......   300,736    121,482    121,482    436,577    247,255    247,255    484,402     464,943     464,943       910,878
15......   315,773    117,204    117,204    436,577    257,102    257,102    490,942     511,170     511,170       976,090
16......   331,562    112,613    112,613    436,577    267,226    267,226    497,569     561,753     561,753    1, 045,972
17......   348,140    107,717    107,717    436,577    277,661    277,661    504,368     617,148     617,148    1, 121,042
18......   365,547    102,466    102,466    436,577    288,403    288,403    511,351     677,769     677,769    1, 201,713
19......   383,824     96,955     96,955    436,577    299,549    299,549    518,705     744,316     744,316    1, 288,873
20......   403,015     91,164     91,164    436,577    311,116    311,116    526,462     817,372     817,372    1, 383,136
21......   423,166     85,257     85,257    436,577    323,746    323,746    535,665     899,219     899,219    1, 487,834
22......   444,325     79,038     79,038    436,577    336,903    336,903    545,353     989,300     989,300    1, 601,406

23......   466,541     72,505     72,505    436,577    350,625    350,625    555,548   1,088,500   1,088,500    1, 724,675
24......   489,868     65,648     65,648    436,577    364,950    364,950    566,276   1,197,789   1,197,789    1, 858,554
25......   514,361     58,444     58,444    436,577    379,910    379,910    577,579   1,318,221   1,318,221    2, 004,097
26......   540,079     51,024     51,024    436,577    395,619    395,619    589,637   1,451,256   1,451,256    2, 162,978
27......   567,083     43,201     43,201    436,577    412,028    412,028    602,403   1,597,912   1,597,912    2, 336,217
28......   595,437     34,511     34,511    436,577    428,965    428,965    615,674   1,758,757   1,758,757    2, 524,264
29......   625,209     24,799     24,799    436,577    446,421    446,421    629,496   1,935,020   1,935,020    2, 728,561
30......   656,470     14,181     14,181    436,577    464,514    464,514    670,546   2,128,606   2,128,606    3, 072,737

                                      COLI
                       $25,000 ANNUAL PREMIUM FOR 7 YEARS
             $436,577 SPECIFIED AMOUNT, CASH VALUE ACCUMULATION TEST
                    MALE GUARANTEED ISSUE/NON-TOBACCO AGE 45
                    DEATH BENEFIT OPTION 1, GUARANTEED VALUES

                               0% HYPOTHETICAL                6% HYPOTHETICAL                     12% HYPOTHETICAL
                      ------------------------------  -------------------------------    ------------------------------------
 POLICY    PREMIUM
  YEAR     PLUS 5%    CONTRACT  SURRENDER    DEATH    CONTRACT   SURRENDER    DEATH      CONTRACT     SURRENDER      DEATH
           INTEREST    VALUE      VALUE     BENEFIT    VALUE       VALUE     BENEFIT       VALUE        VALUE       BENEFIT
--------   --------   --------  ---------  ---------  ---------  ---------  ---------    ---------    ---------    ----------
1.......     26,250     20,384     20,384    436,577     21,686     21,686    436,577       22,990       22,990       436,577
2.......     53,813     40,383     40,383    436,577     44,277     44,277    436,577       48,330       48,330       436,577
3.......     82,753     60,011     60,011    436,577     67,827     67,827    436,577       76,292       76,292       436,577
4.......    113,141     79,276     79,276    436,577     92,395     92,395    436,577      107,178      107,178       436,577
5.......    145,048     98,184     98,184    436,577    118,036    118,036    436,577      141,325      141,325       436,577
6.......    178,550    116,738    116,738    436,577    144,816    144,816    436,577      179,115      179,115       437,352
7.......    213,728    134,937    134,937    436,577    172,798    172,798    436,577      220,416      220,416       522,802
8.......    224,414    130,212    130,212    436,577    178,115    178,115    436,577      240,576      240,576       554,511
9.......    235,635    125,277    125,277    436,577    183,501    183,501    436,577      262,462      262,462       588,135
10......    247,417    120,100    120,100    436,577    188,948    188,948    436,577      286,202      286,202       623,786
11......    259,787    114,651    114,651    436,577    194,452    194,452    436,577      311,940      311,940       661,581
12......    272,777    108,902    108,902    436,577    200,011    200,011    436,577      339,835      339,835       701,648
13......    286,416    102,821    102,821    436,577    205,627    205,627    436,577      370,060      370,060       744,120
14......    300,736     96,372     96,372    436,577    211,297    211,297    436,577      402,802      402,802       789,137
15......    315,773     89,506     89,506    436,577    217,014    217,014    436,577      438,250      438,250       836,848
16......    331,562     82,156     82,156    436,577    222,765    222,765    436,577      476,593      476,593       887,406
17......    348,140     74,236     74,236    436,577    228,529    228,529    436,577      518,016      518,016       940,971
18......    365,547     65,644     65,644    436,577    234,281    234,281    436,577      562,711      562,711       997,711
19......    383,824     56,264     56,264    436,577    239,998    239,998    436,577      610,874      610,874     1,057,802
20......    403,015     45,970     45,970    436,577    245,657    245,657    436,577      662,715      662,715     1,121,429
21......    423,166     34,639     34,639    436,577    251,245    251,245    436,577      718,481      718,481     1,188,789
22......    444,325     22,134     22,134    436,577    256,754    256,754    436,577      778,445      778,445     1,260,089
23......    466,541      8,308      8,308    436,577    262,178    262,178    436,577      842,909      842,909     1,335,548
24......    489,868          0          0          0    267,504    267,504    436,577      912,183      912,183     1,415,393
25......    514,361          0          0          0    272,700    272,700    436,577      986,549      986,549     1,499,855
26......    540,079          0          0          0    277,720    277,720    436,577    1,066,259    1,066,259     1,589,171
27......    567,083          0          0          0    282,501    282,501    436,577    1,151,524    1,151,524     1,683,579
28......    595,437          0          0          0    286,963    286,963    436,577    1,242,509    1,242,509     1,783,316
29......    625,209          0          0          0    291,017    291,017    436,577    1,339,362    1,339,362     1,888,627
30......    656,470          0          0          0    294,585    294,585    436,577    1,442,295    1,442,295     2,082,016

                                      COLI
                       $28,631 ANNUAL PREMIUM FOR 7 YEARS
                $500,000 SPECIFIED AMOUNT, GUIDELINE PREMIUM TEST
                    MALE GUARANTEED ISSUE/NON-TOBACCO AGE 45
                     DEATH BENEFIT OPTION 2, CURRENT VALUES

                           0% HYPOTHETICAL                6% HYPOTHETICAL                   12% HYPOTHETICAL
                     ----------------------------  -----------------------------  -------------------------------------
            PREMIUM
 POLICY     PLUS 5%  CONTRACT  SURRENDER   DEATH   CONTRACT SURRENDER    DEATH     CONTRACT     SURRENDER      DEATH
  YEAR      INTEREST   VALUE     VALUE    BENEFIT   VALUE     VALUE     BENEFIT      VALUE        VALUE        BENEFIT
--------  ---------- --------  --------- --------  -------- --------- ----------  ---------    ----------    ----------
1.......     30,063    25,623    25,623   525,623    27,199    27,199    527,199     28,776        28,776      528,776
2.......     61,628    49,802    49,802   549,802    54,530    54,530    554,530     59,448        59,448      559,448
3.......     94,772    73,418    73,418   573,418    82,888    82,888    582,888     93,137        93,137      593,137
4.......    129,573    96,571    96,571   596,571   112,418   112,418    612,418    130,266       130,266      630,266
5.......    166,115   119,493   119,493   619,493   143,432   143,432    643,432    171,493       171,493      671,493
6.......    204,483   142,148   142,148   642,148   175,952   175,952    675,952    217,200       217,200      717,200
7.......    244,770   164,501   164,501   664,501   210,010   210,010    710,010    267,832       267,832      767,832
8.......    287,071   160,015   160,015   660,015   217,537   217,537    717,537    294,179       294,179      794,179
9.......    331,487   155,419   155,419   655,419   225,269   225,269    725,269    323,228       323,228      823,228
10......    378,124   150,705   150,705   650,705   233,207   233,207    733,207    355,266       355,266      855,266
11......    427,092   145,874   145,874   645,874   241,359   241,359    741,359    390,617       390,617      890,617
12......    478,509   140,807   140,807   640,807   249,614   249,614    749,614    429,515       429,515      929,515
13......    532,497   135,490   135,490   635,490   257,957   257,957    757,957    472,329       472,329      972,329
14......    589,185   129,833   129,833   629,833   266,298   266,298    766,298    519,388       519,388    1,019,388
15......    648,707   123,797   123,797   623,797   274,594   274,594    774,594    571,110       571,110    1,071,110
16......    711,205   117,332   117,332   617,332   282,785   282,785    782,785    627,945       627,945    1,127,945
17......    776,827   110,466   110,466   610,466   290,891   290,891    790,891    690,477       690,477    1,190,477
18......    845,731   103,141   103,141   603,141   298,845   298,845    798,845    759,262       759,262    1,259,262
19......    918,080    95,523    95,523   595,523   306,802   306,802    806,802    835,151       835,151    1,335,151
20......    994,047    87,596    87,596   587,596   314,746   314,746    814,746    918,899       918,899    1,418,899
21......  1,073,812    79,526    79,526   579,526   323,292   323,292    823,292   1,013,192    1,013,192    1,513,192
22......  1,157,565    71,137    71,137   571,137   331,870   331,870    831,870   1,117,541    1,117,541    1,617,541
23......  1,245,506    62,444    62,444   562,444   340,496   340,496    840,496   1,233,078    1,233,078    1,733,078
24......  1,337,844    53,453    53,453   553,453   349,175   349,175    849,175   1,361,051    1,361,051    1,861,051
25......  1,434,798    44,156    44,156   544,156   357,898   357,898    857,898   1,502,827    1,502,827    2,002,827
26......  1,536,601    34,740    34,740   534,740   366,860   366,860    866,860   1,660,138    1,660,138    2,160,138
27......  1,643,493    24,981    24,981   524,981   375,838   375,838    875,838   1,834,470    1,834,470    2,334,470
28......  1,755,731    14,324    14,324   514,324   384,260   384,260    884,260   2,027,130    2,027,130    2,527,130
29......  1,873,580     2,644     2,644   502,644   391,961   391,961    891,961   2,240,017    2,240,017    2,740,017
30......  1,997,321         0         0         0   399,115   399,115    899,115   2,475,594    2,475,594    2,975,594

                                      COLI
                       $28,631 ANNUAL PREMIUM FOR 7 YEARS
                $500,000 SPECIFIED AMOUNT, GUIDELINE PREMIUM TEST
                    MALE GUARANTEED ISSUE/NON-TOBACCO AGE 45
                    DEATH BENEFIT OPTION 2, GUARANTEED VALUES

                                  0% HYPOTHETICAL                   6% HYPOTHETICAL                   12% HYPOTHETICAL
                        ---------------------------------  -------------------------------   -----------------------------------
            PREMIUM
 POLICY     PLUS 5%      CONTRACT   SURRENDER     DEATH    CONTRACT   SURRENDER    DEATH     CONTRACT    SURRENDER      DEATH
  YEAR     INTEREST       VALUE       VALUE       BENEFIT   VALUE       VALUE     BENEFIT      VALUE       VALUE       BENEFIT
--------   ----------   ---------   ---------    --------  --------   ---------   --------   --------   -----------   ----------
1.......       30,063      23,237      23,237     523,237    24,721      24,721    524,721     26,208        26,208      526,208
2.......       61,628      45,908      45,908     545,908    50,331      50,331    550,331     54,935        54,935      554,935
3.......       94,772      68,013      68,013     568,013    76,858      76,858    576,858     86,434        86,434      586,434
4.......      129,573      89,547      89,547     589,547   104,326     104,326    604,326    120,977       120,977      620,977
5.......      166,115     110,494     110,494     610,494   132,753     132,753    632,753    158,854       158,854      658,854
6.......      204,483     130,838     130,838     630,838   162,155     162,155    662,155    200,387       200,387      700,387
7.......      244,770     150,543     150,543     650,543   192,527     192,527    692,527    245,906       245,906      745,906
8.......      287,071     143,948     143,948     643,948   196,677     196,677    696,677    267,025       267,025      767,025
9.......      331,487     137,060     137,060     637,060   200,598     200,598    700,598    289,919       289,919      789,919
10......      378,124     129,844     129,844     629,844   204,239     204,239    704,239    314,728       314,728      814,728
11......      427,092     122,269     122,269     622,269   207,552     207,552    707,552    341,614       341,614      841,614
12......      478,509     114,312     114,312     614,312   210,491     210,491    710,491    370,762       370,762      870,762
13......      532,497     105,947     105,947     605,947   213,008     213,008    713,008    402,375       402,375      902,375
14......      589,185      97,145      97,145     597,145   215,047     215,047    715,047    436,671       436,671      936,671
15......      648,707      87,864      87,864     587,864   216,536     216,536    716,536    473,877       473,877      973,877
16......      711,205      78,039      78,039     578,039   217,377     217,377    717,377    514,219       514,219    1,014,219
17......      776,827      67,587      67,587     567,587   217,447     217,447    717,447    557,929       557,929    1,057,929
18......      845,731      56,418      56,418     556,418   216,608     216,608    716,608    605,249       605,249    1,105,249
19......      918,080      44,434      44,434     544,434   214,708     214,708    714,708    656,441       656,441    1,156,441
20......      994,047      31,541      31,541     531,541   211,590     211,590    711,590    711,794       711,794    1,211,794
21......    1,073,812      17,664      17,664     517,664   207,107     207,107    707,107    771,649       771,649    1,271,649
22......    1,157,565       2,736       2,736     502,736   201,116     201,116    701,116    836,387       836,387    1,336,387
23......    1,245,506           0           0           0   193,465     193,465    693,465    906,434       906,434    1,406,434
24......    1,337,844           0           0           0   183,974     183,974    683,974    982,231       982,231    1,482,231
25......    1,434,798           0           0           0   172,398     172,398    672,398   1,064,212    1,064,212    1,564,212
26......    1,536,601           0           0           0   158,429     158,429    658,429   1,152,802    1,152,802    1,652,802
27......    1,643,493           0           0           0   141,688     141,688    641,688   1,248,411    1,248,411    1,748,411
28......    1,755,731           0           0           0   121,728     121,728    621,728   1,351,444    1,351,444    1,851,444
29......    1,873,580           0           0           0    98,069      98,069    598,069   1,462,329    1,462,329    1,962,329
30......    1,997,321           0           0           0    70,260      70,260    570,260   1,581,600    1,581,600    2,081,600

The following information supplements the "Performance Information" section that is included in Appendix A.

                        TRAVELERS CORPORATE VARIABLE LIFE
                   PERFORMANCE UPDATE AS OF DECEMBER 31, 2001

                                                                                     AVERAGE ANNUAL RETURNS
                                                                           -------------------------------------------
INVESTMENT OPTION                  INCEPTION  MONTHLY  QUARTERLY    YTD                       5        10
                                      DATE     RETURN   RETURN    RETURN   1 YEAR   3 YEAR   YEAR     YEAR   INCEPTION
---------------------------------  ---------  -------  ---------  -------  -------  ------  ------  -------  ---------
Dreyfus Stock Index Fund --
   Initial Shares................   09/29/89    0.76%   10.38%    -12.81%  -12.84%  -2.06%   9.56%   11.64%    11.47%






L-12977                                                           July 15, 2002